ROPES & GRAY LLP 1900 UNIVERSITY AVENUE, 6th FLOOR EAST PALO ALTO, CA 94303-2284 WWW.ROPESGRAY.COM

September 19, 2014	David J. Saul T +1 650 617 4085 F +1 650 566 4232 david.saul@ropesgray.com

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE Washington, DC 20549

RE: Confidential Submission of Carbylan Therapeutics, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Carbylan Therapeutics, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

If you have any questions with respect to this confidential submission, please call me at (650) 617-4085.

Sincerely,

/s/ David J. Saul

David J. Saul